Summary of Significant Accounting Policies	3 Months Ended
Sep. 30, 2017
Successor
Summary of Significant Accounting Policies

NOTE 2–SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations (Regulation S-X) of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of operations for the three and six months ended September 30, 2017, are not necessarily indicative of the operating results that may be expected for the year ending March 31, 2018. These unaudited condensed consolidated financial statements should be read in conjunction with the March 31, 2017, consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended March 31, 2017, as well as our Form 8-K/A filed on June 30, 2017.

Principles of Consolidation

The consolidated financial statements include the accounts of InvestView, Inc., and our wholly owned subsidiaries, Wealth Generators, LLC, Investment Tools & Training, LLC, Razor Data Corp., and SAFE Management, LLC. All significant, intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

For revenue from product sales and services, we recognize revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), subtopic 605-10, Revenue Recognition (“ASC 605-10”), which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured.

The majority of our revenue is generated by subscription sales and payment is received at the time of purchase. We recognize revenue for subscription sales over the subscription period and deferred revenue is recorded for the portion of the subscription period subsequent to each reporting date. Additionally, we offer a 10-day trial period to subscription customers, during which a full refund can be requested if a customer does not like the product. Revenues are deferred during the trial period as collectability cannot be reasonably assured until that time has passed. Revenues are presented net of refunds, sales incentives, credits, and known and estimated credit card chargebacks.

Long-Lived Assets – License Agreement

The Company accounts for its long-term license agreement in accordance with ASC subtopic 350-30 General Intangibles Other Than Goodwill and ASC subtopic 360-10-05, Accounting for the Impairment or Disposal of Long-Lived Assets.  ASC subtopic 350-30 requires assets to be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable.  Further, ASC subtopic 350-30 requires an intangible asset to be amortized over its useful life.

ASC subtopic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1:	Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2:

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

– Quoted prices for similar assets or liabilities in active markets
– Quoted prices for identical or similar assets or liabilities in markets that are not active
– Inputs other than quoted prices that are observable for the asset or liability
– Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3:

Inputs that are unobservable and reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Our financial instruments consist of cash, accounts receivable, and accounts payable. We have determined that the book value of our outstanding financial instruments as of September 30, 2017 (unaudited) and March 31, 2017, approximates the fair value due to their short-term nature.

Net Loss per Share

We follow ASC subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Convertible debt, stock options, and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	September 30, 2017	September 30, 2016
Convertible notes payable	-	26,677,398
Options to purchase common stock	35,000	40,000
Warrants to purchase common stock	6,534,810	6,534,810
Totals	6,569,810	33,252,208